INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other assets (Details)	Dec. 31, 2020 USD ($) shares
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Other assets	$ 5,000,000
Deliver payments in cash	$ 5,000,000
Exercise pledge rights over shares | shares	625,000